The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                            International Equity Fund

                               SEMI-ANNUAL REPORT
                                 April 30, 1999

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1999
                                   (unaudited)

ASSETS:
      Investments in International Equity Portfolio
        (the "Portfolio"), at value (Note 1) .................     $ 47,812,809
      Receivable for fund shares sold ........................           75,000
      Deferred organization expenses (Note 1) ................            8,290
                                                                   ------------
                Total Assets .................................       47,896,099
                                                                   ------------

LIABILITIES:
      Payables for:
         Fund shares purchased ...............................           30,835
         Expense Payment Fee (Note 2) ........................           60,246
         Administrative fee (Note 2) .........................            4,779
                                                                   ------------
                 Total Liabilities ...........................           95,860
                                                                   ------------

NET ASSETS ...................................................     $ 47,800,239
                                                                   ============
Net Assets Consist of:
      Paid-in capital ........................................     $ 41,617,078
      Accumulated undistributed net investment loss ..........          (64,860)
      Accumulated net realized gain on investments ...........        4,195,158
      Net unrealized appreciation ............................        2,052,863
                                                                   ------------
Net Assets ...................................................     $ 47,800,239
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
         ($47,800,239 / 4,010,729 shares) ....................           $11.92
                                                                         ======

                       See Notes to Financial Statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1999
                                   (unaudited)

INVESTMENT INCOME:
      Income:
        Dividend income allocated from Portfolio ................   $   171,370
        Interest income allocated from Portfolio ................        22,209
        Expenses allocated from Portfolio .......................      (146,915)
                                                                    -----------
            Total Income ........................................        46,664
                                                                    -----------
      Expenses:
        Expense Payment Fee (Note 2) ............................        86,496
        Administrative fee (Note 2) .............................        21,267
        Deferred Organization Expense (Note 1) ..................         1,175
                                                                    -----------
            Total Expenses ......................................       108,938
                                                                    -----------
            Net Investment Loss .................................       (62,274)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
        Net realized gain on investments and
          foreign exchange transactions .........................     4,623,340
        Net change in unrealized appreciation on investments and
           foreign currency translations ........................     1,372,990
                                                                    -----------
            Net Realized and Unrealized Gain ....................     5,996,330
                                                                    -----------
        Net Increase in Net Assets Resulting from Operations ....   $ 5,934,056
                                                                    ===========

                       See Notes to Financial Statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          For the six
                                                                         months ended        For the
                                                                        April 30, 1999     year ended
                                                                          (unaudited)    October 31, 1998
                                                                        --------------   ----------------
INCREASE IN NET ASSETS:
      Operations:
        Net investment loss ..........................................   $    (62,274)   $    (35,830)
        Net realized gain (loss) on investments and foreign
           exchange transactions .....................................      4,623,340         (49,232)
        Net change in unrealized appreciation on
           investments and foreign currency translations .............      1,372,990       1,018,711
                                                                         ------------    ------------
              Net increase in net assets resulting from
                operations ...........................................      5,934,056         933,649
                                                                         ------------    ------------
      Dividends declared:
        From net investment income ...................................        (10,658)             --
        In excess of net investment income ...........................        (64,860)        (49,347)
        From net realized gains ......................................             --         (83,044)
                                                                         ------------    ------------
              Total dividends and distributions declared .............        (75,518)       (132,391)
                                                                         ------------    ------------

      Capital Transactions:
        Net proceeds from sales of capital stock .....................     17,409,479      22,627,003
        Net asset value of capital stock issued to shareholders in
           reinvestment of dividends and distributions ...............         21,522          62,929
        Net cost of capital stock redeemed ...........................     (2,964,281)     (3,056,172)
                                                                         ------------    ------------
        Net increase in net assets resulting from capital transactions     14,466,720      19,633,760
                                                                         ------------    ------------
              Total increase in net assets ...........................     20,325,258      20,435,018

NET ASSETS:
      Beginning of period ............................................     27,474,981       7,039,903
                                                                         ------------    ------------
      End of period ..................................................   $ 47,800,239    $ 27,474,981
                                                                         ============    ============

                       See Notes to Financial Statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                                                    For the                         For the period
                                                                  six months                       from June 6, 1997
                                                                     ended           For the       (commencement of
                                                                 April 30, 1999    year ended      operations) to
                                                                   (unaudited)   October 31, 1998  October 31, 1997
                                                                 --------------  ----------------  -----------------

    Net asset value, beginning of period......................       $ 10.09         $  9.42             $10.00

    Income from investment operations:
        Net investment loss...................................         (0.01)           0.00(1)            0.00(1)
        Net realized and unrealized gain (loss)...............          1.87            0.75              (0.58)
    Less dividends and distributions (Note 1):
        From net investment income............................            --(1)           --
        In excess of net investment income  ..................         (0.03)          (0.03)                --
        From net realized gains...............................            --           (0.05)                --
                                                                     -------         -------             ------

        Net asset value, end of period........................       $ 11.92         $ 10.09             $ 9.42
                                                                     =======         =======             ======

    Total Return..............................................         18.44%           8.06%             (5.80)%(2)
    Ratios/Supplemental Data:
        Net assets, end of period (000's omitted).............       $47,800         $27,475             $7,040
        Ratio of expenses to average net assets...............          1.50%(3),(4)    1.50%(4)           1.36%(3),(4)
        Ratio of net investment loss to average net assets....         (0.37)%(3)      (0.15)%            (0.06)%(3)

----------
1  Less than $0.01.

2  Not annualized.

3  Annualized.

4  Includes the Fund's share of International Equity Portfolio expenses.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Small Company Fund (the "Fund") is a separate series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Fund is a separate diversified portfolio of the Corporation. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on June 6, 1997.

      The Fund invests all of its investable assets in the International Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's porportionate interest in the net assets of the Portfolio (approximately 82% at April 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Accounting for Investments. The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the portfolio at the time of such determination.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards These timing differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

            D. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

            E. Deferred Organization Expenses. Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five year period.

      2.  Transactions with Affiliates.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 1999, the Fund incurred $21,267 for administrative services.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                                   (unaudited)

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets.

      Expense Payment Fees. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed daily and paid monthly, such that after such fee the aggregate expenses will not exceed 1.50% of the Fund's average daily net assets. For the six months ended April 30, 1999, 59 Wall Street Administrators, Inc. incurred approximately $102,179 in expenses, including shareholder servicing/eligible institution fees of $42,533, on behalf of the Fund. The Fund's expense payment fee agreement will terminate on October 31, 2000.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                             For the six months ended      For the year ended
                                                                  April 30, 1999            October 31, 1998
                                                             ------------------------      ------------------
Capital stock sold.......................................           1,548,228                    2,272,830
Capital stock issued in connection with reinvestment
  of dividends and distributions.........................               2,030                        6,723
Capital stock repurchased................................            (262,881)                    (303,784)
                                                                    ---------                    ---------
Net increase.............................................           1,287,377                    1,975,769
                                                                    =========                    =========

                         INTERNATIONAL EQUITY PORTFOLIO

                            Portfolio of Investments
                           April 30, 1999 (continued)
                                  (unaudited)
                          (expressed in U.S. dollars)

   Shares                                             Value
   ------                                         -----------

            COMMON STOCKS AND WARRANTS (97.3%)
            AUSTRALIA (2.8%)
            CONSUMER GOODS
   173,300  Coca-Cola Amatil, Ltd.*  ....         $   822,494
                                                  -----------
            SERVICES
   700,000  Pasminco Ltd.  ..............             782,850
                                                  -----------
            TOTAL AUSTRALIA .............           1,605,344
                                                  -----------

            FINLAND (2.2%)
            MULTI-INDUSTRY
    16,960  Nokia AB  ...................           1,307,012
                                                  -----------
            TOTAL FINLAND ...............           1,307,012
                                                  -----------

            FRANCE (11.2%)
            BANKING
     9,580  Banque National de Paris CI*              793,939
                                                  -----------
            CAPITAL EQUIPMENT
     7,085  Alcatel Alsthom SA*  ........             869,710
                                                  -----------
            ENERGY
    10,650  Elf Aquitaine SA*  ..........           1,653,847
    11,300  Total SA*  ..................           1,547,077
                                                  -----------
                                                    3,200,924
                                                  -----------
            MEDIA
     2,890  Canal Plus*  ................             803,549
                                                  -----------
            SERVICES
     3,295  Accor SA*  ..................             868,469
                                                  -----------
            TOTAL FRANCE ................           6,536,591
                                                  -----------

            GERMANY (5.3%)
            BANKING
     9,210  Deutsche Pfandbrief-und
              Hypothekenbank AG*  .......             768,626
                                                  -----------
            CAPITAL EQUIPMENT
    34,900  SAP AG ADR*  ................           1,094,988
                                                  -----------
            INSURANCE
     3,832  Allianz AG Registered*  .....           1,220,510
                                                  -----------
            TOTAL GERMANY ...............           3,084,124
                                                  -----------

            INDIA (0.0%)
            FINANCE
       550  Industrial Credit &
              Investment Corp.*  ........                 614
                                                  -----------
            TOTAL INDIA .................                 614
                                                  -----------

            IRELAND (3.4%)
            BANKING
    46,200  Allied Irish Banks, Plc.  ...             746,727
                                                  -----------
            CONSUMER NON-DURABLES
   637,000  Waterford Wedgewood, Plc.  ..             619,093
                                                  -----------
            PHARMACEUTICALS
    11,500  Elan Corp., Plc. ADR*  ......             592,250
                                                  -----------
            TOTAL IRELAND ...............           1,958,070
                                                  -----------
            ITALY (6.4%)
            INSURANCE
    34,900  Assicurazioni Generali*  ....            1,357,86
                                                  -----------
            TELECOMMUNICATIONS
   190,100  Telecom Italia Mobile SpA*  .           1,144,282
   118,100  Telecom Italia SpA*  ........           1,249,480
                                                  -----------
                                                    2,393,762
                                                  -----------
            TOTAL ITALY .................           3,751,624
                                                  -----------
            JAPAN (23.8%)
            CAPITAL GOODS
    35,000  Matsushita Electric Works  ..             370,164
        80  Matsushita Electric Works
              (Warrants)*  ..............              25,000
                                                  -----------
                                                      395,164
                                                  -----------
            CHEMICALS
    14,000  Shin-Etsu Chemical Co.*  ....             445,487
                                                  -----------
            COMPUTER SOFTWARE
    11,200  Meitec Corp.  ...............             363,892
                                                  -----------
            CONSUMER DURABLES
    10,000  Makita Corp.  ...............             107,352
                                                  -----------
            CONSUMER ELECTRONICS
    14,000  Canon, Inc.  ................             342,321
     3,000  Sony Corp.  .................             280,104
        30  Sony Corp. (Warrants)*  .....              72,000
                                                  -----------
                                                      694,425
                                                  -----------
            CONSUMER GOODS
    11,000  Honda Motor Co., Ltd.  ......             484,508
    33,000  Kirin Brewery Co., Ltd.  ....             373,053
    14,000  Shimano, Inc.  ..............             356,389
    38,000  Suzuki Motor Corp.  .........             540,948
                                                  -----------
                                                    1,754,898
                                                  -----------
            CONSUMER NON-DURABLES
     6,000  Nintendo Co., Ltd.  .........             559,203
    55,000  Nintendo Co., Ltd. (Warrants)*            108,508
    13,000  Sega Enterprises  ...........             231,326
    15,000  Shiseido Co.  ...............             236,141
                                                  -----------
                                                    1,135,178
                                                  -----------

                         INTERNATIONAL EQUITY PORTFOLIO

                            Portfolio of Investments
                           April 30, 1999 (continued)
                                   (unaudited)
                           (expressed in U.S. dollars)

   Shares                                             Value
   ------                                         -----------

            ELECTRIC COMPONENTS
    35,000  Minebea Co., Ltd.  ..........         $   338,511
     4,000  Rohm Co., Ltd.  .............             482,331
     4,000  TDK Corp.  ..................             302,462
                                                  -----------
                                                    1,123,304
                                                  -----------
            ELECTRONIC TECHNOLOGY
     6,000  Tokyo Electron, Ltd.  .......             341,651
                                                  -----------

            FINANCE
     9,000  Jafco Co., Ltd. .............             450,678
     7,000  Orix Corp.  .................             563,306
                                                  -----------
                                                    1,013,984
                                                  -----------
            MATERIALS
    15,000  Bridgestone Corp.............              401,94
    16,000  Kurita Water Industries, Ltd.              257,24
   120,000  Mitsubishi Materials*........              288,39
    68,000  Sumitomo Metal & Mining......              308,62
    61,400  Tokyo Steel Manufacturing
              Co., Ltd...................              328,02
                                                  -----------
                                                    1,584,234
                                                  -----------
            MULTI-INDUSTRY
   200,374  Prospect Japan Fund*  .......           1,222,281
     4,300  Softbank Corp.  .............             572,157
                                                  -----------
                                                    1,794,438
                                                  -----------
            PHARMACEUTICALS
    18,000  Kissei Pharmaceutical Co., Ltd.           383,604
    14,000  Sankyo Co., Ltd.  ...........             293,669
    16,000  Santen Pharmaceutical Co., Ltd.           290,739
     7,000  Yamanouchi
              Pharmaceutical Co., Ltd.  .             221,571
        53  Yamanouchi Pharmaceutical
              Co., Ltd. (Warrants)*  ....             118,587
                                                  -----------
                                                    1,308,170
                                                  -----------
            REAL ESTATE
     7,000  Oriental Land Co., Ltd.  ....             413,834
                                                  -----------
            RETAIL
     7,000  Ito-Yokato Co., Ltd.  .......             429,660
                                                  -----------
            SERVICES
     5,200  Benesse Corp.  ..............             433,696
    51,000  Daikin Industries, Ltd.  ....             532,122
                                                  -----------
                                                      965,818
                                                  -----------
            TOTAL JAPAN .................          13,871,489
                                                  -----------

            NETHERLANDS (5.0%)
            CONSUMER GOODS
    19,637  Heineken NV  ................             985,365
                                                  -----------
            FINANCE
    32,400  Fortis Amev NV*.  ...........           1,153,462
                                                  -----------
            SERVICES
    21,500  Ahold (Kon)NV*  .............             798,348
                                                  -----------
            TOTAL NETHERLANDS   .........           2,937,175
                                                  -----------

            SINGAPORE (0.3%)
            CONSUMER GOODS
    39,000  Fraser & Neave  .............             172,434
                                                  -----------
            TOTAL SINGAPORE .............             172,434
                                                  -----------

            SPAIN (5.9%)
            FINANCE
    54,250  Banco Bilbao Vizcaya SA  ....             811,505
    58,961  Banco Santander SA  .........           1,280,609
                                                  -----------
                                                    2,092,114
                                                  -----------
            UTILITIES
    27,756  Telefonica de Espana SA
               (Rights)*  ...............              25,803
    27,756  Telefonica de Espana SA*  ...           1,300,406
                                                  -----------
                                                    1,326,209
                                                  -----------
            TOTAL SPAIN .................           3,418,323
                                                  -----------

            SWEDEN (5.6%)
            CAPITAL EQUIPMENT
    34,020  Atlas Copco  ................             915,318
    56,600  Ericsson (LM) Telephone Co.
              Class 'B'  ................           1,485,943
                                                  -----------
                                                    2,401,261
                                                  -----------
            CONSUMER DURABLES
    42,900  Electrolux AB  ..............             869,492
                                                  -----------
            TOTAL SWEDEN ................           3,270,753
                                                  -----------

            SWITZERLAND (4.5%)
            BANKING
     4,450  Union Bank of Switzerland AG            1,510,847
                                                  -----------
            PHARMACEUTICALS
       777  Novartis AG Bearer  .........           1,136,191
                                                  -----------
            TOTAL SWITZERLAND ...........           2,647,038
                                                  -----------

                         INTERNATIONAL EQUITY PORTFOLIO

                            Portfolio of Investments
                           April 30, 1999 (continued)
                                   (unaudited)
                           (expressed in U.S. dollars)


   Shares                                             Value
   ------                                         -----------

            UNITED KINGDOM (20.9%)
            BANKING
    43,500  Barclays, Plc.*  ............         $ 1,384,174
                                                  -----------
            ENERGY
    73,200  BP Amoco, Plc.*  ............           1,389,531
    73,000  PowerGen, Plc.  .............             800,320
                                                  -----------
                                                    2,189,851
                                                  -----------
            FOOD & BEVERAGES
   113,000  Diageo, Plc.*  ..............           1,299,749
                                                  -----------
            INSURANCE
    63,500  Prudential Corp.* ..........              903,028
                                                  -----------
            PHARMACEUTICALS
    39,300  Glaxo Wellcome, Plc.*  ......           1,162,651
                                                  -----------
            REAL ESTATE
    93,700  British Land Co., Plc. (The)*             859,190
    62,800  Land Securities, Plc.  ......             823,870
                                                  -----------
                                                    1,683,060
                                                  -----------
            SERVICES
    72,500  BAA, Plc.*  .................             758,100
    41,590  Granada Group, Plc.*  .......             887,171
    32,200  Railtrack Group, Plc.*  .....             670,812
                                                  -----------
                                                    2,316,083
                                                  -----------
            TELECOMMUNICATIONS
    72,600  British Telecom, Plc.*  .....           1,212,297
                                                  -----------
            TOTAL UNITED KINGDOM ........          12,150,893
                                                  -----------
            TOTAL COMMON STOCKS
              AND WARRANTS
              (identified cost $47,161,635)        56,711,484
                                                  -----------

 Principal
 Amount                                              Value
----------                                        -----------
            TIME DEPOSIT (2.8%)
$1,607,000  State Street Bank
            (Cayman)  4.50%, 05/03/99
            (identified cost $1,607,000)           1,607,000
                                                  -----------

TOTAL INVESTMENTS (identified cost $48,768,635) (a) .....100.1%     $58,318,484

CASH AND OTHER ASSETS LESS LIABILITIES .................. (0.1)         (67,737)
                                                         -----      -----------
NET ASSETS ..............................................100.0%     $58,250,747
                                                         =====      ===========
----------
*   non-income producing security

(a) The aggregate cost for federal income tax purposes is $48,768,635, the aggregate gross unrealized appreciation is $10,232,821, and the aggregate gross unrealized depreciation is $682,972, resulting in net unrealized appreciation of $9,549,849.

                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1999
                           (expressed in U.S. dollars)
                                   (unaudited)

ASSETS:
   Investments in securities, at value
     (identified cost $48,768,635) (Note 1) ...................      $58,318,484
   Cash (including $59,488 in foreign currency) ...............           68,964
   Receivables for:
      Forward foreign exchange contracts sold (Note 4) ........          352,462
      Investments sold ........................................           96,501
      Contributions ...........................................           75,000
   Dividends and other receivables ............................          150,633
   Deferred organizational expense (Note 1) ...................              819
                                                                     -----------
           Total Assets .......................................       59,062,863
                                                                     -----------

LIABILITIES:
   Payables for:
      Investments purchased ...................................          720,479
      Withdrawals .............................................           30,835
      Administrative fee (Note 2) .............................            1,640
      Expense reimbursement fee (Note 2) ......................           40,524
      Foreign withholding taxes ...............................           18,638
                                                                     -----------
           Total Liabilities ..................................          812,116
                                                                     -----------

NET ASSETS ....................................................      $58,250,747
                                                                     ===========

Net Assets Consist of:
     Paid-in capital...........................................      $48,352,346
     Net unrealized appreciation...............................        9,898,401
                                                                     -----------

Net Assets ....................................................      $58,250,747
                                                                     ===========

                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1999
                           (expressed in U.S. dollars)
                                   (unaudited)

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding taxes of $65,478) .......   $   323,335
         Interest ......................................................        44,494
                                                                           -----------
             Total Income ..............................................       367,829
                                                                           -----------

      Expenses:
         Expense reimbursement fee (Note 2) ............................       277,042
         Administrative fee (Note 2) ...................................        11,898
         Amortization of organization expenses (Note 1) ................           440
                                                                           -----------
             Total Expenses ............................................       289,380
                                                                           -----------
             Net Investment Income .....................................        78,449
                                                                           -----------

NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
      Net realized gain on investments and foreign exchange transactions     5,975,369
      Net change in unrealized appreciation on investments and foreign
         currency translations .........................................     5,364,669
                                                                           -----------
           Net Realized and Unrealized Gain ............................    11,340,038
                                                                           -----------
      Net Increase in Net Assets Resulting from Operations .............   $11,418,487
                                                                           ===========

                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                                      For the six months
                                                                     ended April 30, 1999   For the year ended
                                                                          (unaudited)        October 31, 1998
                                                                     --------------------   ------------------
INCREASE IN NET ASSETS:
  Operations:
      Net investment income ...........................................   $    78,449          $   384,603
      Net realized gain on investments and foreign
         exchange transactions.........................................     5,975,369              933,148
      Net change in unrealized appreciation on
         investments and foreign currency translations.................     5,364,669            4,125,305
                                                                          -----------          -----------

        Net increase in net assets resulting from operations ..........    11,418,487            5,443,056
                                                                          -----------          -----------

  Capital transactions:
      Proceeds from contributions......................................    19,930,674           35,422,813
      Value of withdrawals.............................................   (39,730,995)         (20,271,095)
                                                                          -----------          -----------
      Net increase (decrease) in net assets resulting from
         capital transactions..........................................   (19,800,321)          15,151,718
                                                                          -----------          -----------

          Total increase (decrease) in net assets......................    (8,381,834)          20,594,774

NET ASSETS:
  Beginning of period..................................................    66,632,581           46,037,807
                                                                          -----------          -----------
  End of period .......................................................   $58,250,747          $66,632,581
                                                                          ===========          ===========

                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period
                           (expressed in U.S. dollars)

                                                                                               For the period
                                   For the                                                      April 1, 1995
                               six months ended           For the years ended October 31,      (commencement of
                                April 30, 1999      -------------------------------------      operations) to
                                 (unaudited)          1998          1997           1996        October 31, 1995
                               ----------------     -------       -------        --------    ------------------
Ratios/Supplemental Data:
    Net assets, end of
     period (000's omitted)...    $58,251           $66,633       $46,038        $39,484         $28,191
   Expenses as a percentage
     of average net assets....       0.85%(1)          0.76%         0.90%          0.90%           0.90%(1)
   Ratio of net investment
     income to average
     net assets...............       0.23%(1)          0.56%         0.63%          0.68%           1.25%(1)
    Portfolio turnover rate...         45%               89%           85%            56%             23%

----------
1  Annualized.

                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)
                                   (unaudited)

      1. Organization and Significant Accounting Policies. International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on April 1, 1995. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

                         INTERNATIONAL EQUITY PORTFOLIO

                           (expressed in U.S. dollars)
                                   (unaudited)

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

            F.  Deferred  Organization   Expenses.   Expenses  incurred  by  the
      Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the six months ended April 30, 1999, the Portfolio incurred $11,898 for administrative services.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.90% of the Portfolio's average daily net assets. For the six months ended April 30, 1999, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $278,151, including $220,968 in investment advisory fees, in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Co. (Cayman) Limited thereunder equals the aggregate amount of expenses paid by Brown Brothers Harriman Trust Company (Cayman) Limited thereunder.

                         INTERNATIONAL EQUITY PORTFOLIO

                           (expressed in U.S. dollars)
                                   (unaudited)

      3. Investment Transactions. For the six months ended April 30, 1999, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $30,815,682 and $50,569,712, respectively. There were no purchases or sales of U.S. government obligations during the period.

      4. Financial Instruments with Off-Balance Sheet Risk. At April 30, 1999 the International Equity Fund had outstanding forward foreign currency exchange contracts as a hedge to protect against possible changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contracts.

      Forward foreign currency exchange contracts open at April 30, 1999:

                 Contracts         In Exchage         Deliver        Unrealized
                 to deliver          For               Date         Appreciation
                -------------      ----------        --------       ------------

       JPY*     1,005,000,000       $8,822,024       06/17/99          $352,462
                -------------       ----------                         --------

* Japanese Yen